Stock-Based Compensation	12 Months Ended
Mar. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

NOTE 11 - STOCK-BASED COMPENSATION

As a result of the completion of the Plan of Conversion on April 1, 2014, share and per share data in this Note was adjusted to reflect the 0.9791 conversion rate for Company shares converting to Clifton Bancorp Inc. shares.

At the Company’s annual stockholders’ meeting held on July 14, 2005, stockholders of the Company approved the Clifton Savings Bancorp, Inc. 2005 Equity Incentive Plan. Under this plan, the Company may grant options to purchase up to 1,464,727 shares of Company common stock and may grant up to 585,891 shares of common stock as restricted stock awards. At March 31, 2014, there were 6,624 shares remaining for future option grants, and 579 shares remaining available for future restricted stock awards under the plan.

On December 7, 2005, 573,000 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $10.44 per share. Twenty percent of the shares awarded were immediately vested, with an additional twenty percent becoming vested annually thereafter. On May 26, 2010, 34,269 shares of restricted stock were awarded. The restricted shares awarded had a grant date fair value of $9.03 per share. Twenty percent of the shares awarded vest annually. Management recognizes expense for the fair value of these awards on a straight line basis over the requisite service period. During the years ended March 31, 2014, 2013 and 2012, approximately $61,000, $62,000 and $62,000, respectively in expense, was recognized in regard to these restricted stock awards. The Company recognized approximately $24,000, $25,000, and $25,000 of income tax benefits resulting from this expense for the years ended March 31, 2014, 2013 and 2012, respectively. The total fair value of stock awards vested during the years ended March 31, 2014, 2013 and 2012 were approximately $85,000, $70,000, and $75,000, respectively. The expected future compensation expense relating to the 13,299 non-vested restricted shares outstanding at March 31, 2014 is $70,000 over a weighted average period of 1.2 years.

The following is a summary of the status of the Company’s restricted shares:

	Restricted Shares	Weighted Average Grant Date Fair Value
Non-vested at March 31, 2012	27,414	$9.03
Vesting	(6,853)	9.03

Non-vested at March 31, 2013	20,561	9.03
Vesting	(6,853)	9.03
Forfeited	(409)	9.03

Non-vested at March 31, 2014	13,299	9.03

On August 31, 2005, options to purchase 1,452,505 shares of common stock at $10.46 per share were awarded and will expire no later than ten years following the grant date. Immediately upon grant, twenty percent of the options awarded were vested, with an additional twenty percent becoming vested annually thereafter. On May 26, 2010, options to purchase 161,429 shares of common stock at an exercise price of $9.03 per share were awarded and will expire no later than ten years following the grant date. Twenty percent of the shares awarded vest annually. Management recognizes expense for the fair value of these awards on an accelerated attribution basis over the requisite service period. During the years ended March 31, 2014, 2013 and 2012, approximately $44,000, $76,000 and $127,000, respectively, in stock option expense, was recorded net of income tax benefits of $16,000, $27,000 and $45,000, respectively. The expected future compensation expense relating to the 64,752 non-vested options outstanding at March 31, 2014 is $24,000 over the weighted average period of 1.2 years.

A summary of stock option activity follows:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at March 31, 2012	1,455,760	$10.31
Exercised	(28,625)	10.46

Outstanding at March 31, 2013	1,427,135	10.30	2.95 Years	$3,466,693
Exercised	(354,578)	10.46

Outstanding at March 31, 2014	1,072,557	10.25	2.12 Years	1,848,939

Exercisable at March 31, 2014	1,007,987	10.32	1.86 Years	1,659,009

Shares issued upon the exercise of stock options were issued from treasury stock. Going forward, shares issued for future stock option exercises will either be purchased in the open market or be distributed from authorized but unissued shares.